UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $124,983 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108     1046    21170 SH       SOLE                    18870              2300
Air Products & Chem            COM              009158106     1454    18093 SH       SOLE                    15443              2650
Amgen Corp                     COM              031162100      826    14939 SH       SOLE                    12289              2650
Bank of America Corp           COM              060505104     1955    39995 SH       SOLE                    34147              5848
Bright Horizon Family Sol      COM              109195107      433    11130 SH       SOLE                    11130
ChevronTexaco Corp             COM              166764100     1405    16678 SH       SOLE                    13678              3000
Cisco Systems                  COM              17275R102     1593    57211 SH       SOLE                    49561              7650
CitiGroup Inc                  COM              172967101     2068    40319 SH       SOLE                    34419              5900
Coca Cola Co                   COM              191216100      969    18520 SH       SOLE                    16400              2120
Colgate-Palmolive              COM              194162103     1170    18048 SH       SOLE                    15108              2940
Comcast Corp New 'A'           COM              20030N101     1183    42052 SH       SOLE                    34352              7700
Dover Corp                     COM              260003108      994    19440 SH       SOLE                    17340              2100
Duke Energy Co                 COM              26441c105      757    41378 SH       SOLE                    35278              6100
Ebay                           COM              278642103     1029    31965 SH       SOLE                    28865              3100
Eli Lilly                      COM              532457108      980    17532 SH       SOLE                    15632              1900
EMC Corp Mass                  COM              268648102     1306    72149 SH       SOLE                    65049              7100
Emerson Electric               COM              291011104     1347    28790 SH       SOLE                    24190              4600
Exxon-Mobil                    COM              30231G102     2728    32526 SH       SOLE                    26968              5558
FedEx Corporation              COM              31428X106     1132    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      927    23318 SH       SOLE                    18818              4500
General Electric Co            COM              369604103     1191    31124 SH       SOLE                    25424              5700
Goldman Sachs                  COM              38141G104      325     1500 SH       SOLE                                       1500
Home Depot Inc                 COM              437076102     1160    29486 SH       SOLE                    24486              5000
Ingersoll-Rand Co              COM              G4776G101     1580    28829 SH       SOLE                    21929              6900
Intel Corp                     COM              458140100     1475    62149 SH       SOLE                    52149             10000
iShares: DJ Telecom            COM              464287713      296     8775 SH       SOLE                     8775
iShares: MSCI EAFE             COM              464287465    21886   270973 SH       SOLE                   270973
iShares: MSCI Emerging Markets COM              464287234      269     2046 SH       SOLE                     2046
iShares: Russell 2000          COM              464287655     5520    66541 SH       SOLE                    66541
iShares: Russell Midcap        COM              464287499     7886    72418 SH       SOLE                    72418
Johnson & Johnson              COM              478160104     1512    24531 SH       SOLE                    19831              4700
McGraw Hill Inc                COM              580645109     1146    16840 SH       SOLE                    13770              3070
Medtronic Inc                  COM              585055106     1156    22298 SH       SOLE                    18298              4000
Microsoft                      COM              594918104     1562    53002 SH       SOLE                    45602              7400
Motorola                       COM              620076109      877    49526 SH       SOLE                    38826             10700
Nabors Industries              COM              G6359F103     1003    30040 SH       SOLE                    26640              3400
Northrop Grumman               COM              666807102     1225    15735 SH       SOLE                    12935              2800
Oracle                         COM              68389X105     1241    62938 SH       SOLE                    50838             12100
Parker-Hannifin Corp           COM              701094104     1091    11145 SH       SOLE                     9945              1200
Pepsico Inc                    COM              713448108     1259    19408 SH       SOLE                    16268              3140
Pfizer Inc                     COM              717081103     1146    44823 SH       SOLE                    36863              7960
Procter & Gamble               COM              742718109     1146    18725 SH       SOLE                    15605              3120
S&P 500 Depository Receipts    COM              78462f103    20080   133481 SH       SOLE                   133481
S&P Midcap 400 Index           COM              595635103      225     1382 SH       SOLE                     1382
Schlumberger                   COM              806857108     1656    19500 SH       SOLE                    15000              4500
SPDR: S&P Financial            COM              81369Y605     2122    58656 SH       SOLE                    55156              3500
SPDR: S&P Materials            COM              81369Y100      288     7120 SH       SOLE                     7120
SPDR: S&P Utilities            COM              81369Y886      231     5845 SH       SOLE                     5845
Sprint Nextel Corp             COM              852061100     1465    70719 SH       SOLE                    58930             11789
State Street Corp              COM              857477103     1409    20593 SH       SOLE                    16043              4550
Target Corp                    COM              87612E106     1163    18290 SH       SOLE                    15070              3220
Texas Instruments              COM              882508104     1182    31419 SH       SOLE                    25619              5800
VG - Emerging Markets          COM              922042858     2130    23332 SH       SOLE                    23332
VG - Total US Stock Market     COM              922908769     7538    50461 SH       SOLE                    50461
Wachovia Corp                  COM              929903102     1069    20858 SH       SOLE                    17258              3600
Wal-Mart                       COM              931142103      897    18650 SH       SOLE                    18650
Walt Disney Co                 COM              254687106     1138    33321 SH       SOLE                    27521              5800
Zimmer Hldg Inc                COM              98956p102     1136    13383 SH       SOLE                    11983              1400